Results for the year - Income taxes and deferred income taxes - Narrative (Details) - DKK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Potential withholding tax amounts related to distribution of earnings	kr 1,026	kr 567
Unrecognised tax loss carry-forwards	kr 360	kr 318